Stock-Based Compensation (Details) (USD $)	12 Months Ended		33 Months Ended	12 Months Ended		33 Months Ended	12 Months Ended		33 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Research and development	Dec. 31, 2011 Research and development	Dec. 31, 2012 Research and development	Dec. 31, 2012 General and administrative	Dec. 31, 2011 General and administrative	Dec. 31, 2012 General and administrative
Stock-based compensation expense
Total stock- based compensation expense	$ 1,803,000	$ 305,000	$ 2,108,000	$ 544,000	$ 46,000	$ 590,000	$ 1,259,000	$ 259,000	$ 1,518,000